Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2014, 2013 and 2012 is presented in the following tables.

Revenue	2014	2013	2012

HPMS	4,208	3,533	2,976
SP	1,275	1,145	1,168
Corporate and Other (1)	164	137	214

	5,647	4,815	4,358

Operating income (loss)	2014	2013	2012

HPMS	983	712	479
SP	120	39	89
Corporate and Other (1)	(54)	(100)	(156)

	1,049	651	412

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2014	Acquisitions	Translation differences and other changes	Cost at December 31, 2014

HPMS	1,788	—	(183)	1,605
SP	472	—	(48)	424
Corporate and Other (1)	333	—	(34)	299

	2,593	—	(265)	2,328

	Accumulated impairment at January 1, 2014	Translation differences and other changes	Accumulated impairment at December 31, 2014

HPMS	(195)	23	(172)
SP	(40)	5	(35)
Corporate and Other (1)	—	—	—

	(235)	28	(207)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment
	2014	2013	2012	2014	2013	2012

China	2,756	2,047	1,699	116	115	131
Netherlands	171	146	94	169	180	180
Taiwan	96	98	112	138	91	80
United States	396	365	303	5	6	8
Singapore	452	421	436	200	214	226
Germany	450	434	447	80	80	88
South Korea	287	294	238	1	1	—
Other countries	1,039	1,010	1,029	414	361	357

	5,647	4,815	4,358	1,123	1,048	1,070

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).